Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Class IA
Account Value [Line Items]
Line Graph and Table Measure Name	Class IA
Account Value	$ 23,399	$ 20,009	$ 16,637	$ 19,763	$ 17,293	$ 14,958	$ 12,029	$ 12,378	$ 10,736	$ 9,904	$ 10,000
Class IB
Account Value [Line Items]
Line Graph and Table Measure Name	Class IB
Account Value	$ 22,823	19,553	16,307	19,412	17,023	14,761	11,904	12,290	10,679	9,877	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
George Putnam Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	George Putnam Blended Index
Account Value	$ 23,023	19,994	16,971	20,099	17,343	14,992	12,272	12,558	10,992	10,140	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
George Putnam Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	George Putnam Blended Index†
Account Value	$ 23,023	19,994	16,971	20,099	17,343	14,992	12,272	12,558	10,992	10,140	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,432	$ 11,291	$ 10,699	$ 12,299	$ 12,492	$ 11,620	$ 10,688	$ 10,687	$ 10,321	$ 10,055	$ 10,000